Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	15 Months Ended	16 Months Ended	18 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended	28 Months Ended	30 Months Ended	31 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Nov. 13, 2023	May 31, 2016	Nov. 30, 2023	Aug. 31, 2016	Feb. 29, 2024	Nov. 30, 2016	May 31, 2024	Feb. 28, 2017	Aug. 31, 2024	May 31, 2017	Nov. 30, 2024	Aug. 31, 2017	Feb. 28, 2025	Nov. 30, 2017	May 31, 2025	Feb. 28, 2018	Aug. 31, 2025	May 31, 2018	Nov. 30, 2025	Aug. 31, 2018	Feb. 28, 2026	Nov. 30, 2018	May 31, 2026	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000005493
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,403		$ 10,371		$ 11,030		$ 11,548		$ 11,926		$ 12,471		$ 12,663		$ 12,663		$ 12,997		$ 12,401		$ 12,839	$ 12,807	$ 13,424	$ 14,041	$ 13,612	$ 13,612	$ 15,208	$ 16,087	$ 17,109	$ 18,177	$ 18,834	$ 18,511	$ 17,745	$ 16,646	$ 15,913	$ 16,279	$ 16,246	$ 16,577	$ 17,333	$ 17,484	$ 18,836	$ 19,394	$ 20,357	$ 20,884	$ 20,853	$ 21,027	$ 22,204	$ 23,073	$ 24,209	$ 24,911
C000005494
Account Value [Line Items]
Accumulated Value		10,000		10,397		10,361		11,016		11,518		11,889		12,424		12,606		12,601		12,922		12,329		12,755	12,718	13,321	13,923	13,489	13,484	15,052	15,914	16,907	17,956	18,589	18,261	17,492	16,401	15,670	16,023	15,979	16,295	17,026	17,170	18,474	19,014	19,941	20,458	20,408	20,565	21,702	22,534	23,633	24,304
C000005495
Account Value [Line Items]
Accumulated Value		10,000		10,391		10,350		10,995		11,491		11,854		12,379		12,552		12,538		12,850		12,250		12,668	12,621	13,213	13,801	13,363	13,346	14,891	15,736	16,711	17,736	18,351	18,011	17,245	16,163	15,427	15,766	15,714	16,007	16,722	16,850	18,121	18,636	19,536	20,028	19,970	20,111	21,202	22,005	23,071	23,704
C000244822
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 517,249		$ 557,352		$ 574,090		$ 602,817		$ 618,878		$ 618,220		$ 623,612		$ 658,544		$ 684,801		$ 718,907		$ 740,008
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,445		10,693		11,520		11,769		12,123		13,074		13,389		13,542		14,577		13,797		14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,445		10,693		11,520		11,769		12,123		13,074		13,389		13,542		14,577		13,797		14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,445		10,693		11,520		11,769		12,123		13,074		13,389		13,542		14,577		13,797		14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	500,000		520,373		584,038		603,581		647,631		699,825		686,440		682,760		750,215		794,917		803,247		883,801
S&P Target Date 2030 Index
Account Value [Line Items]
Accumulated Value		10,000		10,350		10,331		10,899		11,243		11,515		12,085		12,202		12,279		12,654		12,100		12,419	12,355	12,867	13,513	13,020	13,061	14,279	14,974	15,675	16,619	17,131	16,921	16,456	15,626	15,021	15,346	15,442	15,720	16,314	16,451	17,542	17,958	18,933	19,311	19,366	19,667	20,816	21,630	22,590	23,404
S&P Target Date 2030 Index
Account Value [Line Items]
Accumulated Value		10,000		10,350		10,331		10,899		11,243		11,515		12,085		12,202		12,279		12,654		12,100		12,419	12,355	12,867	13,513	13,020	13,061	14,279	14,974	15,675	16,619	17,131	16,921	16,456	15,626	15,021	15,346	15,442	15,720	16,314	16,451	17,542	17,958	18,933	19,311	19,366	19,667	20,816	21,630	22,590	23,404
S&P Target Date 2030 Index
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,350		$ 10,331		$ 10,899		$ 11,243		$ 11,515		$ 12,085		$ 12,202		$ 12,279		$ 12,654		$ 12,100		$ 12,419	$ 12,355	$ 12,867	$ 13,513	$ 13,020	$ 13,061	$ 14,279	$ 14,974	$ 15,675	$ 16,619	$ 17,131	$ 16,921	$ 16,456	$ 15,626	$ 15,021	$ 15,346	$ 15,442	$ 15,720	$ 16,314	$ 16,451	$ 17,542	$ 17,958	$ 18,933	$ 19,311	$ 19,366	$ 19,667	$ 20,816	$ 21,630	$ 22,590	$ 23,404
S&P Target Date 2030 Index
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 517,021		$ 551,303		$ 564,372		$ 595,019		$ 606,885		$ 608,619		$ 618,071		$ 654,188		$ 679,768		$ 709,951		$ 735,530